Debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Debt

	2017
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2025	1.81% to 5.58%	$626,150
Long-term variable rate debt	2027	1.54% to 3.04%	420,634
Loans payables	2018	2.33% to 2.58%	127,797

			1,174,581
Current maturities			(298,462)

Long-term debt			$876,119

	2016
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2025	1.81% to 5.58%	$702,454
Long-term variable rate debt	2026	0.90% to 2.23%	398,178
Loans payables	2017	1.88% to 1.98%	83,500

			1,184,132
Current maturities			(222,718)

Long-term debt			$961,414

Summary of Maturities of Long-term Debt	Maturities of long-term debt for the next five years are as follows:

Year ending December 31, 2018	298,462
2019	167,191
2020	118,376
2021	96,070
2022	89,144
Thereafter	405,338

$1,174,581

Summary of Finance Cost and Income

The detail of finance cost and income is as follows:

	2017	2016	2015
Finance income -
Interest income on short-term bank deposits	$1,499	$675	$3,662
Interest income on investment	16,440	12,325	22,285

	$17,939	$13,000	$25,947

Finance cost -
Interests expense on bank loans	$(32,599)	$(32,647)	$(30,866)
Interest on factoring	(2,624)	(4,377)	(2,289)

	$(35,223)	$(37,024)	$(33,155)

Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities:

				Non-cash
	2016	Cash flows	New debt	transactions	2017
Debt
Obligations under finance leases	$461,797	$(28,107)	$—	$89,000	$522,690
Debt	722,335	(218,242)	147,798	—	651,891

Total liabilities from
financing activities	$1,184,132	$(246,349)	$147,798	$89,000	$1,174,581